Licensed Copyrights, Net -Summary of Estimated Amortization Expense Relating to Licensed Copyrights (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Estimated amortization expense
Within 1 year	¥ 3,681,159	$ 564,162
Between 1 and 2 years	1,351,417	207,114
Between 2 and 3 years	¥ 804,217	$ 123,252